PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E are depreciated on a straight line basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Oil and gas related equipment	Up to 10 years
Vessels	Up to 35 years

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Mineral Property Assets and Oil and Gas Properties	Vessels	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2017	$89	$163	$917	$1,623	$—	$57	$2,849
Additions (cash and non-cash)	—	24	105	48	—	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (2)	(12)	(3)	7	(7)	—	(1)	(16)
Net foreign currency exchange differences	5	2	58	103	—	1	169
Balance at December 31, 2017	$103	$397	$1,310	$1,516	$—	$99	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	500
Disposals (cash and non-cash)	(3)	(5)	(95)	(2)	(19)	(7)	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	(38)
Net foreign currency exchange differences	(6)	(40)	(81)	(119)	—	(8)	(254)
Balances at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$8,415
Accumulated Depreciation and Impairment
Balance at January 1, 2017	$—	$(29)	$(253)	$(447)	$—	$(24)	(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	(17)	—	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (2)	—	—	(4)	5	—	—	1
Net foreign currency exchange differences	—	—	(17)	(26)	—	(1)	(44)
Balances at December 31, 2017 (3) (4)	$—	$(44)	$(364)	$(450)	$—	$(37)	$(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	(720)
Disposals	—	1	55	—	3	3	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	2
Net foreign currency exchange differences	—	5	23	50	—	5	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$(1,468)
Net book value
December 31, 2017	$103	$353	$946	$1,066	$—	$62	$2,530
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$6,947
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(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.

(3)	Includes accumulated impairment losses of $5 million (2017: $6 million) for machinery and equipment and $258 million (2017: $57 million) for oil and gas properties.

(4)	As at December 31, 2018 a total of $331 million (2017: $745 million) of future development costs were included in the depletion calculation.